UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07567

State Street Navigator Securities Lending Trust

(Exact name of Registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:  (617) 664-7037

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2016

Item 1:  Reports to Shareholders.

STATE STREET NAVIGATOR
SECURITIES LENDING
PRIME PORTFOLIO
SEMI-ANNUAL REPORT
June 30, 2016

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Prime Portfolio

Semi-Annual Report
June 30, 2016 (Unaudited)

Portfolio Statistics	1
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Other Information	17

State Street Navigator Securities Lending Prime Portfolio
Portfolio Statistics
June 30, 2016 (Unaudited)

Portfolio Composition by Investment Type*	June 30, 2016
Certificates of Deposit	33.7%
Financial Company Commercial Paper	27.2
Other Notes	11.3
Asset Backed Commercial Paper	8.4
Treasury Repurchase Agreements	7.3
Government Agency Debt	5.4
Government Agency Repurchase Agreements	4.1
Other Commercial Paper	2.6
Other Assets in Excess of Liabilities	0.0**
Total	100.0%

Portfolio Composition By Rating*	June 30, 2016
Repurchase Agreements (A-1+)	5.9%
Repurchase Agreements (A-1)	5.5%
A-1	44.3%
A-1+	44.3%
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund's composition will vary over time.
**	Amount shown represents less than 0.05% of net assets.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	ASSET BACKED COMMERCIAL PAPER — 8.4%
P-1, A-1	Atlantic Asset Securitization LLC (a)	0.600%	07/07/2016	07/07/2016	$50,000,000	$49,995,000
P-1, A-1	Atlantic Asset Securitization LLC (a)	0.600%	07/18/2016	07/18/2016	50,000,000	49,985,833
P-1, A-1	Atlantic Asset Securitization LLC (a)	0.600%	07/25/2016	07/25/2016	50,000,000	49,980,000
P-1, A-1	Atlantic Asset Securitization LLC (a)	0.600%	07/26/2016	07/26/2016	50,000,000	49,979,167
P-1, A-1	Atlantic Asset Securitization LLC (a)	0.600%	07/28/2016	07/28/2016	50,000,000	49,977,500
P-1, A-1	Cancara Asset Securitisation LLC (a)	0.670%	08/22/2016	08/22/2016	50,000,000	49,951,611
P-1, A-1	Collateralized Commercial Paper Co. LLC (a)(c)	0.823%	07/25/2016	07/25/2016	100,000,000	100,000,000
P-1, A-1+	Kells Funding LLC (a)	0.590%	08/01/2016	08/01/2016	80,000,000	79,959,355
P-1, A-1+	Kells Funding LLC (a)	0.590%	08/04/2016	08/04/2016	100,000,000	99,944,278
P-1, A-1+	Kells Funding LLC (a)	0.590%	08/15/2016	08/15/2016	75,000,000	74,944,687
P-1, A-1+	Kells Funding LLC (a)	0.590%	08/18/2016	08/18/2016	75,000,000	74,941,000
P-1, A-1+	Kells Funding LLC (a)	0.595%	07/22/2016	07/22/2016	50,000,000	49,982,646
P-1, A-1+	Kells Funding LLC (a)	0.625%	09/08/2016	09/08/2016	200,000,000	199,760,417
P-1, A-1+	Kells Funding LLC (a)(b)	0.630%	07/05/2016	07/05/2016	100,000,000	99,993,000
P-1, A-1+	Kells Funding LLC (a)	0.650%	09/19/2016	09/19/2016	111,000,000	110,839,667
P-1, A-1+	Kells Funding LLC (a)	0.675%	09/13/2016	09/13/2016	100,000,000	99,861,250
P-1, A-1	Liberty Funding LLC (a)	0.580%	07/25/2016	07/25/2016	75,000,000	74,971,000
P-1, A-1	Liberty Funding LLC (a)(b)	0.670%	07/07/2016	07/07/2016	125,000,000	124,986,042
P-1, A-1	Ridgefield Funding Co. LLC (a)	0.620%	08/02/2016	08/02/2016	175,000,000	174,903,555
P-1, A-1	Versailles Commercial Paper LLC (a)	0.700%	08/01/2016	08/01/2016	120,000,000	119,927,667
P-1, A-1	Versailles Commercial Paper LLC (a)	0.700%	09/15/2016	09/15/2016	50,000,000	49,926,111
TOTAL ASSET BACKED COMMERCIAL PAPER						1,834,809,786
	CERTIFICATES OF DEPOSIT — 33.7%
P-1, A-1	Bank of Montreal	0.560%	07/05/2016	07/05/2016	117,000,000	117,000,000
P-1, A-1	Bank of Montreal	0.560%	08/09/2016	08/09/2016	150,000,000	150,000,000
P-1, A-1	Bank of Montreal	0.560%	08/11/2016	08/11/2016	357,000,000	357,000,000
P-1, A-1	Bank of Montreal	0.570%	07/20/2016	07/20/2016	135,000,000	134,999,999
P-1, A-1	Bank of Montreal	0.590%	07/12/2016	07/12/2016	80,000,000	80,000,000
P-1, A-1	Bank of Montreal (c)	0.797%	07/08/2016	07/08/2016	28,000,000	28,000,000
P-1, A-1	Bank of Nova Scotia (c)	0.801%	07/25/2016	09/23/2016	100,000,000	100,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.620%	07/12/2016	07/12/2016	65,000,000	65,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.630%	07/25/2016	07/25/2016	150,000,000	150,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.680%	09/08/2016	09/08/2016	300,000,000	300,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.735%	09/01/2016	09/01/2016	125,000,000	125,001,074
P-1, A-1	BNP Paribas	0.610%	07/05/2016	07/05/2016	125,000,000	125,000,000
P-1, A-1	BNP Paribas	0.620%	09/01/2016	09/01/2016	150,000,000	150,000,000
P-1, A-1	BNP Paribas	0.670%	09/12/2016	09/12/2016	150,000,000	150,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.770%	07/29/2016	07/29/2016	50,000,000	50,012,451
P-1, A-1	Citibank NA	0.620%	08/25/2016	08/25/2016	250,000,000	250,000,000
P-1, A-1+	Commonwealth Bank of Australia (b)	0.585%	09/09/2016	09/09/2016	40,500,000	40,500,393
P-1, A-1+	Commonwealth Bank of Australia (b)	0.650%	07/07/2016	07/07/2016	75,000,000	75,000,062
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.600%	09/01/2016	09/01/2016	150,000,000	150,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.660%	09/02/2016	09/02/2016	200,000,000	200,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.710%	08/01/2016	08/01/2016	200,000,000	200,000,000
P-1, A-1	Credit Suisse	0.740%	08/18/2016	08/18/2016	250,000,000	250,000,000
P-1, A-1	Credit Suisse	0.740%	09/02/2016	09/02/2016	200,000,000	200,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1	ING Bank NV	0.715%	08/15/2016	08/15/2016	$200,000,000	$200,000,000
P-1, A-1	ING Bank NV	0.720%	07/14/2016	07/14/2016	100,000,000	100,000,000
P-1, A-1	ING Bank NV	0.730%	07/01/2016	07/01/2016	150,000,000	150,000,000
P-1, A-1	Lloyds Bank PLC (c)	0.853%	08/03/2016	08/03/2016	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.440%	07/05/2016	07/05/2016	125,000,000	125,000,000
P-1, A-1	Norinchukin Bank	0.470%	07/26/2016	07/26/2016	60,000,000	60,005,812
P-1, A-1	Norinchukin Bank	0.510%	09/01/2016	09/01/2016	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.610%	07/07/2016	07/07/2016	100,050,000	100,050,665
P-1, A-1	Norinchukin Bank	0.620%	08/05/2016	08/05/2016	200,000,000	200,000,000
P-1, A-1	Norinchukin Bank	0.640%	08/12/2016	08/12/2016	150,000,000	150,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.792%	07/18/2016	09/16/2016	250,000,000	250,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.797%	07/12/2016	09/12/2016	125,000,000	125,000,000
P-1, A-1	Rabobank Nederland NV (c)	0.820%	07/05/2016	10/03/2016	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.786%	07/11/2016	09/09/2016	100,000,000	100,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.815%	07/07/2016	07/07/2016	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.320%	09/02/2016	09/02/2016	150,000,000	150,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.500%	07/15/2016	07/15/2016	50,000,000	50,002,320
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.620%	09/06/2016	09/06/2016	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.640%	08/23/2016	08/23/2016	100,000,000	100,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	08/19/2016	08/19/2016	125,000,000	125,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.380%	07/07/2016	07/07/2016	71,000,000	71,000,059
P-1, A-1+	Svenska Handelsbanken AB	0.550%	07/28/2016	07/28/2016	235,000,000	235,000,880
P-1, A-1+	Svenska Handelsbanken AB	0.550%	08/01/2016	08/01/2016	105,000,000	105,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.560%	08/24/2016	08/24/2016	125,000,000	125,000,936
P-1, A-1+	Swedbank AB	0.380%	07/07/2016	07/07/2016	102,000,000	102,000,000
P-1, A-1+	Swedbank AB	0.410%	07/05/2016	07/05/2016	200,000,000	200,000,000
P-1, A-1+	Toronto Dominion Bank	0.550%	08/15/2016	08/15/2016	100,000,000	100,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.798%	07/21/2016	07/21/2016	146,000,000	146,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.797%	07/08/2016	07/08/2016	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.815%	07/07/2016	09/07/2016	100,000,000	100,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.819%	07/05/2016	09/02/2016	175,000,000	175,000,000
TOTAL CERTIFICATES OF DEPOSIT						7,341,574,651
	FINANCIAL COMPANY COMMERCIAL PAPER — 27.2%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)	0.630%	09/01/2016	09/01/2016	75,000,000	74,918,625
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	0.630%	08/05/2016	08/05/2016	200,000,000	199,877,500
P-1, A-1	BNP Paribas (a)	0.600%	07/11/2016	07/11/2016	37,000,000	36,993,833
P-1, A-1+	Caisse des Depots et Consignations (a)	0.375%	07/07/2016	07/07/2016	60,000,000	59,996,250
P-1, A-1+	Caisse des Depots et Consignations (a)	0.375%	07/08/2016	07/08/2016	101,000,000	100,992,635
P-1, A-1+	Caisse des Depots et Consignations (a)	0.410%	07/06/2016	07/06/2016	100,000,000	99,994,306
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.600%	07/05/2016	07/05/2016	100,000,000	99,993,333
P-1, A-1+	Caisse des Depots et Consignations (a)	0.640%	08/17/2016	08/17/2016	225,000,000	224,812,000
P-1, A-1+	Caisse des Depots et Consignations (a)	0.645%	09/01/2016	09/01/2016	55,000,000	54,938,904
P-1, A-1+	Caisse des Depots et Consignations (a)	0.690%	09/22/2016	09/22/2016	220,000,000	219,650,017
P-1, A-1+	Commonwealth Bank of Australia (a)	0.580%	09/09/2016	09/09/2016	24,500,000	24,472,369
P-1, A-1+	CPPIB Capital, Inc. (a)	0.400%	07/26/2016	07/26/2016	80,000,000	79,977,778
P-1, A-1+	CPPIB Capital, Inc. (a)	0.400%	08/09/2016	08/09/2016	75,000,000	74,967,500
P-1, A-1+	DBS Bank Ltd. (a)	0.500%	07/12/2016	07/12/2016	50,000,000	49,992,361
P-1, A-1+	DBS Bank Ltd. (a)	0.510%	07/05/2016	07/05/2016	100,000,000	99,994,333
P-1, A-1+	DBS Bank Ltd. (a)	0.600%	08/25/2016	08/25/2016	165,000,000	164,848,750
P-1, A-1	DnB Bank ASA (a)	0.630%	08/26/2016	08/26/2016	125,000,000	124,877,500

See accompanying notes to financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1	DnB Bank ASA (a)(b)	0.670%	07/05/2016	07/05/2016	$200,000,000	$199,985,111
P-1, A-1	DnB Bank ASA (a)(b)	0.685%	07/20/2016	07/20/2016	110,000,000	109,960,232
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.635%	07/14/2016	07/14/2016	92,900,000	92,878,698
P-1, A-1+	Erste Abwicklungsanstalt (a)	0.640%	09/08/2016	09/08/2016	100,000,000	99,877,333
P-1, A-1+	Erste Abwicklungsanstalt (a)	0.640%	09/15/2016	09/15/2016	100,000,000	99,864,889
P-1, A-1+	Erste Abwicklungsanstalt (a)	0.660%	09/09/2016	09/09/2016	100,000,000	99,871,667
P-1, A-1+	Erste Abwicklungsanstalt (a)	0.670%	08/09/2016	08/09/2016	30,000,000	29,978,225
P-1, A-1+	Erste Abwicklungsanstalt (a)	0.670%	08/12/2016	08/12/2016	65,000,000	64,949,192
P-1, A-1+	Erste Abwicklungsanstalt (a)	0.670%	08/17/2016	08/17/2016	45,000,000	44,960,637
P-1, A-1+	GE Capital Treasury Services US LLC (a)	0.340%	07/06/2016	07/06/2016	175,000,000	174,991,736
P-1, A-1+	HSBC Bank PLC (a)(b)(c)	0.818%	07/04/2016	08/04/2016	80,000,000	80,011,116
P-1, A-1+	HSBC Bank PLC (a)(b)(c)	0.823%	07/25/2016	07/25/2016	150,000,000	150,000,000
P-1, A-1+	KFW International Finance, Inc. (a)	0.410%	07/08/2016	07/08/2016	156,000,000	155,987,563
P-1, A-1+	National Australia Bank Ltd. (a)	0.600%	08/25/2016	08/25/2016	74,000,000	73,932,167
P-1, A-1+	Nordea Bank AB (a)(b)	0.660%	07/20/2016	07/20/2016	120,000,000	119,958,200
P-1, A-1+	NRW.Bank (a)	0.385%	07/18/2016	07/18/2016	250,000,000	249,954,549
P-1, A-1+	NRW.Bank (a)	0.400%	07/12/2016	07/12/2016	100,000,000	99,987,778
P-1, A-1+	NRW.Bank (a)	0.400%	07/13/2016	07/13/2016	75,000,000	74,990,000
P-1, A-1+	NRW.Bank (a)	0.550%	07/20/2016	07/20/2016	175,000,000	174,949,201
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.665%	07/15/2016	07/15/2016	125,000,000	124,967,187
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.670%	07/05/2016	07/05/2016	93,000,000	92,993,077
P-1, A-1	Societe Generale SA (a)	0.660%	09/06/2016	09/06/2016	200,000,000	199,754,333
P-1, A-1	Societe Generale SA (a)	0.670%	08/01/2016	08/01/2016	112,250,000	112,185,238
P-1, A-1	Societe Generale SA (a)	0.700%	07/01/2016	07/01/2016	285,000,000	285,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)	0.650%	08/04/2016	08/04/2016	150,000,000	149,907,917
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)	0.650%	08/18/2016	08/18/2016	150,000,000	149,870,000
P-1, A-1+	Svenska Handelsbanken AB (a)	0.560%	08/24/2016	08/24/2016	150,000,000	149,874,000
P-1, A-1+	Svenska Handelsbanken AB (a)(b)	0.720%	07/12/2016	07/12/2016	100,000,000	99,978,000
P-1, A-1+	Swedbank AB (a)	0.585%	08/29/2016	08/29/2016	175,000,000	174,832,219
P-1, A-1+	Swedbank AB (a)	0.675%	07/05/2016	07/05/2016	142,000,000	141,989,350
P-1, A-1+	Swedbank AB (a)	0.675%	07/11/2016	07/11/2016	100,000,000	99,981,250
P-1, A-1+	Toyota Motor Credit Corp. (a)(c)	0.757%	07/13/2016	07/14/2016	80,000,000	80,000,000
P-1, A-1+	Toyota Motor Credit Corp. (a)(c)	0.758%	07/19/2016	07/19/2016	78,000,000	78,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						5,927,718,859
	GOVERNMENT AGENCY DEBT — 5.4%
P-1, A-1+	Federal Home Loan Bank (d)	0.280%	07/06/2016	07/06/2016	175,000,000	174,993,316
P-1, A-1+	Federal Home Loan Bank (d)	0.282%	07/01/2016	07/01/2016	230,000,000	230,000,000
P-1, A-1+	Federal Home Loan Bank (d)	0.295%	07/08/2016	07/08/2016	182,000,000	181,989,737
P-1, A-1+	Federal Home Loan Bank (d)	0.335%	08/17/2016	08/17/2016	136,000,000	135,941,584
P-1, A-1+	Federal Home Loan Bank (d)	0.335%	08/24/2016	08/24/2016	25,000,000	24,987,663
P-1, A-1+	Federal Home Loan Bank (d)	0.336%	08/22/2016	08/22/2016	124,000,000	123,940,893
P-1, A-1+	Federal Home Loan Bank (d)	0.357%	07/22/2016	07/22/2016	144,000,000	143,970,600
P-1, A-1+	Federal Home Loan Bank (d)	0.367%	07/20/2016	07/20/2016	172,000,000	171,967,320
TOTAL GOVERNMENT AGENCY DEBT						1,187,791,113
	OTHER NOTES — 11.3%
P-1, A-1	Bank of America NA (c)	0.642%	07/11/2016	08/15/2016	75,000,000	75,000,000
P-1, A-1	Bank of America NA (c)	0.642%	07/15/2016	08/15/2016	20,000,000	20,000,000
P-1, A-1	Bank of America NA (c)	0.647%	07/06/2016	08/11/2016	90,000,000	90,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	OTHER NOTES - (continued)
P-1, A-1	Bank of America NA (c)	0.647%	07/04/2016	09/01/2016	$78,000,000	$78,000,000
P-1, A-1	Bank of America NA	0.660%	07/07/2016	07/07/2016	55,000,000	55,000,636
P-1, A-1	Bank of America NA (c)	0.792%	07/15/2016	08/15/2016	75,000,000	75,000,000
P-1, A-1	JPMorgan Chase Bank NA (c)	0.835%	07/22/2016	08/22/2016	85,000,000	85,000,000
P-1, A-1	JPMorgan Chase Bank NA (c)	0.760%	08/05/2016	08/05/2016	115,000,000	115,000,000
P-1, A-1	Lloyds Bank PLC	0.300%	07/01/2016	07/01/2016	726,622,000	726,622,000
P-1, A-1+	Nordea Bank AB	0.280%	07/01/2016	07/01/2016	416,500,000	416,500,000
P-1, A-1+	Royal Bank of Canada	0.300%	07/01/2016	07/01/2016	300,000,000	300,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.747%	07/07/2016	08/08/2016	70,000,000	70,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.300%	07/01/2016	07/01/2016	200,000,000	200,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.698%	07/20/2016	08/19/2016	96,000,000	96,000,000
P-1, A-1+	Wells Fargo Bank NA	0.778%	08/09/2016	08/09/2016	70,000,000	70,000,000
TOTAL OTHER NOTES						2,472,122,636
	OTHER COMMERCIAL PAPER — 2.6%
P-1, A-1+	Microsoft Corp.	0.410%	07/28/2016	07/28/2016	144,000,000	143,955,720
P-1, A-1+	Microsoft Corp.	0.410%	08/11/2016	08/11/2016	100,000,000	99,953,306
P-1, A-1+	Province of Ontario	0.380%	07/29/2016	07/29/2016	175,000,000	174,948,278
P-1, A-1+	Province of Quebec	0.390%	07/21/2016	07/21/2016	150,000,000	149,967,500
TOTAL OTHER COMMERCIAL PAPER						568,824,804
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 4.1%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Government Obligation, 3.500% due 07/01/2045, valued at $255,000,001); expected proceeds $250,003,056	0.440%	07/01/2016	07/01/2016	250,000,000	250,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by various U.S. Government Obligations, 2.000% - 6.000% due 05/01/2026 - 05/20/2046, U.S. Treasury Notes, 0.875% - 2.000% due 09/15/2016 - 06/30/2021, and a U.S. Treasury Strip, 0.000% due 02/15/2018, valued at $153,000,054); expected proceeds $150,001,667	0.400%	07/01/2016	07/01/2016	150,000,000	150,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/29/2016 (collateralized by various U.S. Government Obligations, 3.500% due 01/20/2046 - 06/20/2046, valued at $255,000,000); expected proceeds $250,017,986	0.370%	07/06/2016	07/06/2016	250,000,000	250,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 08/01/2028 - 09/01/2044, valued at $94,863,483); expected proceeds $93,001,033	0.400%	07/01/2016	07/01/2016	$93,000,000	$93,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/30/2016 (collateralized by various U.S. Government Obligations, 2.000% - 11.000% due 08/01/2016 - 12/01/2049, valued at $97,922,505); expected proceeds $96,001,200	0.450%	07/01/2016	07/01/2016	96,000,000	96,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by various U.S. Government Obligations, 0.500% - 6.750% due 01/27/2017 - 03/15/2031, valued at $55,080,724); expected proceeds $54,000,615	0.410%	07/01/2016	07/01/2016	54,000,000	54,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						893,000,000
	TREASURY REPURCHASE AGREEMENTS — 7.3%
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 09/29/2016, and U.S. Treasury Notes, 1.250% - 1.750% due 10/31/2018 - 10/31/2020, valued at $201,962,321); expected proceeds $198,002,200	0.400%	07/01/2016	07/01/2016	198,000,000	198,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by U.S. Treasury Notes, 1.500% - 4.000% due 07/31/2016 - 08/15/2018, valued at $102,000,083); expected proceeds $100,007,389	0.380%	07/01/2016	07/01/2016	100,000,000	100,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2037, and U.S. Treasury Notes, 1.625% - 2.750% due 02/15/2022 - 02/15/2024, valued at $1,000,006,946); expected proceeds $1,000,006,944	0.250%	07/01/2016	07/01/2016	$1,000,000,000	$1,000,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2016 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2027 - 02/15/2040, valued at $102,000,405); expected proceeds $100,006,222	0.320%	07/06/2016	07/06/2016	100,000,000	100,000,000
P-1, A-1+	Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Notes, 0.875% - 2.250% due 04/30/2017 - 11/15/2024, valued at $188,702,115); expected proceeds $185,002,056	0.400%	07/01/2016	07/01/2016	185,000,000	185,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						1,583,000,000
TOTAL INVESTMENTS(e)(f) — 100.0%						21,808,841,849
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(g)						6,550,427
NET ASSETS — 100.0%						$21,815,392,276

*	Moody's rating, Standard & Poor's rating, respectively.
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)	Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,511,204,451 or 6.9% of net assets as of June 30, 2016.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2016.
(d)	Rate represents annualized yield at date of purchase.
(e)	The values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Financial Statements).
(f)	Also represents the cost for federal tax purposes.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

ASSETS
Investments in securities, at amortized cost (Note 2)	$19,332,841,849
Repurchase agreements, at amortized cost	2,476,000,000
Total Investments	21,808,841,849
Cash	280
Interest receivable (Note 2)	7,532,121
Prepaid expenses and other assets	213,167
TOTAL ASSETS	21,816,587,417

LIABILITIES
Advisory fee payable (Note 4)	326,696
Custodian fees payable (Note 4)	77,366
Administration fees payable (Note 4)	304,501
Transfer agent fees payable (Note 4)	62,043
Distribution payable	310,648
Professional fees payable	94,543
Accrued expenses and other liabilities	19,344
TOTAL LIABILITIES	1,195,141
NET ASSETS	$21,815,392,276

NET ASSETS CONSIST OF:
Paid-in Capital	$21,815,350,816
Accumulated net realized gain (loss) on investments	41,460
NET ASSETS	$21,815,392,276

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	21,815,344,374

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest income	$61,663,555
EXPENSES
Advisory Fee (Note 4)	2,055,970
Administration fees (Note 4)	881,130
Custodian fees (Note 4)	411,194
Trustees' fees and expenses (Note 5)	128,488
Transfer agent fees (Note 4)	176,226
Professional fees	201,189
Insurance expense	131,359
Miscellaneous expenses	19,770
TOTAL EXPENSES	4,005,326
NET INVESTMENT INCOME (LOSS)	57,658,229

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	32,620
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$57,690,849

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$57,658,229	$47,325,302
Net realized gain (loss)	32,620	8,840
Net increase (decrease) in net assets resulting from operations	57,690,849	47,334,142

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(57,658,229)	(47,325,302)
Net realized gains	–	(26,796)
Total distributions to shareholders	(57,658,229)	(47,352,098)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	124,994,534,259	245,342,290,375
Cost of shares redeemed	(123,995,455,317)	(245,878,636,842)
Net increase (decrease) in net assets from beneficial interest transactions	999,078,942	(536,346,467)
Net increase (decrease) in net assets during the period	999,111,562	(536,364,423)

Net assets at beginning of period	20,816,280,714	21,352,645,137
NET ASSETS AT END OF PERIOD	$21,815,392,276	$20,816,280,714

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12		Year Ended 12/31/11
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0024		0.0019		0.0015		0.0018		0.0029		0.0025
Net realized gain (loss)	0.0003		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Total from investment operations	0.0027		0.0019		0.0015		0.0018		0.0029		0.0025
Distributions to shareholders from:
Net investment income	(0.0027)		(0.0019)		(0.0015)		(0.0018)		(0.0029)		(0.0025)
Net realized gains	—		(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)	(0.0000	)(a)
Total from investment operations	(0.0027)		(0.0019)		(0.0015)		(0.0018)		(0.0029)		(0.0025)
Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000
Total return(b)	0.29%		0.19%		0.15%		0.19%		0.29%		0.25%
Ratios and Supplemental Data:
Net assets, end of period (in millions)	$21,815		$20,816		$21,353		$14,157		$16,363		$15,679
Ratios to average net assets:
Expenses	0.03	%(c)	0.03%		0.03%		0.03%		0.03%		0.03%
Net investment income (loss)	0.49	%(c)	0.19%		0.15%		0.18%		0.29%		0.24%

(a)	Amount is less than $0.00005 per share.
(b)	Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.
(c)	Annualized.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

1.	Organization

State Street Navigator Securities Lending Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on June 15, 1995.

As of June 30, 2016, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust (together the "Funds"). State Street Navigator Securities Lending Prime Portfolio (the “Fund”) is authorized to issue an unlimited number of shares at with $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). There are other affiliated Trusts that participate in securities lending and invest collateral in the Fund. Ownership by affiliated Trusts represents 27.14% of the Fund’s outstanding shares as of June 30, 2016. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended June 30, 2016.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Fund had invested in repurchase agreements with the gross values of $2,476,000,000 and associated collateral equal to $2,505,538,636.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as sub-administrator, respectively. Pursuant to the Administration Agreement between the Trust, on behalf of the Funds, and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

Custody and Fund Accounting Fee

Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund’s average daily net assets.

Other Transactions with Affiliates

At June 30, 2016, three (3) mutual fund complexes each owned over 5% of the Fund’s outstanding shares, amounting to 41.18% of total shares. A redemption by one or more of the Fund’s shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund’s future liquidity and investment operations.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

6.	Income Tax Information

The Fund has qualified and intends to continue to qualify for as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

7.	Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8.	Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective October 14, 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund’s financial statements related disclosure.

The Board of Trustees of the Trust has approved, effective as of October 14, 2016 (the “Modification Date”), a new investment objective and new investment strategies for the Prime Portfolio, which are designed to permit the Prime Portfolio to operate as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, as such Rule will be in effect on October 14, 2016. The Board also approved changing the Prime Portfolio’s name to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Government Money Market Portfolio”), effective as of the Modification Date.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statement other than below.

On July 11, 2016, there was a decrease in the total assets of the Fund due to a unit holder redeeming its units by way of an in-kind distribution of approximately 6.1% of the assets of the Fund to invest in a new series of the Trust, the State Street Navigator Securities Lending Prime Portfolio II, which commenced operations on the same day. The redemption did not affect the net asset value of the Fund, which remained at $1.00.

Effective July 26, 2016, SSGA FM, as the investment adviser to the Fund, agrees until March 26, 2018 (the “Expiration Date”) to: (i) waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that the total annual portfolio operating expenses (exclusive of non-recurring account fees and/or extraordinary expenses, as measured on an annualized basis) do not exceed 0.034% of average daily net assets on an annual basis, with respect to the Fund.

State Street Navigator Securities Lending Prime Portfolio
Other Information
June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

• Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

• Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Prime Portfolio	0.03%	$1,002.90	$0.15	$1,024.71	$0.15

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

State Street Navigator Securities Lending Prime Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on July 26, 2016 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal : To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
Michael Jessee	18,752,286,290.509	21,180,029.881
George J. Sullivan Jr.	18,752,286,290.509	21,180,029.881
Peter Tufano	18,752,286,290.509	21,180,029.881
Michael F. Holland	18,752,286,290.509	21,180,029.881
Patrick J. Riley	18,752,286,290.509	21,180,029.881
William L. Boyan	18,752,286,290.509	21,180,029.881
William L. Marshall	18,752,286,290.509	21,180,029.881
Richard D. Shirk	18,752,286,290.509	21,180,029.881
Rina K. Spence	18,773,466,320.390	-
Bruce D. Taber	18,752,286,290.509	21,180,029.881
Douglas T. Williams	18,752,286,290.509	21,180,029.881
Nicholas Bonn	18,752,286,290.509	21,180,029.881
James E. Ross	18,752,286,290.509	21,180,029.881

Proxy Voting Policies and Procedures and Records

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC’s Public Reference Room in Washington, DC.

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”).  Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”). Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications.  This information supplements the materials the Board received in preparation for the meeting described below.

State Street Navigator Securities Lending Prime Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

Approval Process

The Board, including the trustees who are not “interested persons” of the Trust or SSGA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at an in -person meeting held on June 1, 2016 (the “Meeting”). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third -party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion.  At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent legal counsel to discuss the approval of the Advisory Agreement, as well as other related -party agreements. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Trust to SSGA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall -out” financial benefits that SSGA FM or any of its affiliates may receive.

State Street Navigator Securities Lending Prime Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated May 12, 2016 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser dated May 18, 2016 (the “Adviser’s memorandum”) to the request letter from Joseph P. Barri, LLC to the Adviser dated May 4, 2016 (the “Adviser request letter”) requesting certain information from the Adviser and SSGA FM as the trust’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio and the State Street Navigator Securities Lending MET Portfolio (together with the Fund, the “Operational Portfolios” and individually, an “Operational Portfolio”) with a description  of all relevant personnel comprising the team responsible for providing these services to the Trust and the Operational Portfolios and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Operational Portfolio and a description of the Adviser’s investment decision making process for each Operational Portfolio; (iii) a description of the Adviser’s processes for confirming that, it is obtaining the most favorable execution of portfolio transactions for the Operational Portfolios; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Operational Portfolios invest and a description of the functioning and effectiveness of SSGA’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and recent SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at Net Asset Value (before taxes) for each Operational Portfolio as of December 31, 2015 and March 31, 2016, respectively, for the one, three, five and ten year periods, as applicable, and since inception to date, with comparable accounts total returns at NAV (before taxes) information; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2015; (viii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Operational Portfolios with an explanation of the methodology used in allocating expenses attributable to managing each Operational Portfolio and a description of 2015 refinements or modifications made to that methodology to leverage certain of SSGA FM’s management reporting practices (the “SSGA Expense Allocation and Profitability Report”) and utilize SSGA’s new Cost Accounting & Profitability System (“CAPS” – formerly known as “LTCAPs”); (ix) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2015; (x) a summary of the Adviser’s profitability for each Operational Portfolio for the year ended December 31, 2015; (xi) individual reports on SSGA FM’s profitability for providing investment advisory services to each Operational Portfolio for the year ended December 31, 2015; (xii) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2015; (xiii) a summary of Administrator profitability by Operational Portfolio by gross profit for the year ended December 31, 2015; (xiv) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2015 (collectively, with items viii, ix, x, xi, xii and xiii, the “SSGA FM Profitability Reports”); (xv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xvi) an overall description of the services rendered to the Operational Portfolios by the Adviser as Administrator, an assessment of the quality of the services to be provided by the Adviser as Administrator, including its oversight of State Street, as the sub -administrator of the Trust (the “Sub-Administrator”), and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge, Inc. (“Broadridge”), comparing the Fund’s performance as of December 31, 2015 and March 31, 2016, respectively, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and of similar asset size; and (3) copies of the Advisory Agreement and the Administration Agreement. The Board selected Broadridge (the successor to Lipper) for these services as it had in previous years and received and discussed the results with Broadridge personnel. In order to assure Broadridge’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Broadridge personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement, except that Broadridge personnel requested and received from SSGA FM personnel certain financial data, not otherwise available in filings with the SEC because shares of the Fund are privately placed.

State Street Navigator Securities Lending Prime Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

In reaching their determinations  relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large Operational Portfolios and as of June 30, 2016, four non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting.  The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund.  The Board received a certification from the Fund’s Chief Compliance Officer, dated as of the date of the Meeting, as to the continuing existence of the Trust under law, its registration under the 1940 Act, its compliance with applicable laws and regulations, its qualification under Sub-Chapter M of the Internal Revenue Code for relevant periods, and certain other matters. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $385 billion in assets under management as of December 31, 2015. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares all of its senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and eleven other institutional money market funds with assets ranging from approximately $10.7 billion to approximately $38.6 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all institutional money market funds (excluding outliers), regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and determined that the Fund had consistently outperformed both the average and median of the Broadridge Peer Group and the Broadridge Universe over the past one-, three- five- and ten-year periods ended December 31, 2015 and March 31, 2016, respectively. The Board noted that the Fund ranked first overall in performance against its Broadridge Peer Group for the past one-, three- five-, and ten- year periods ended December 31, 2015 and March 31, 2016, respectively. The Board further noted that the Fund ranked in the first quintile against its Broadridge Peer Group and Broadridge Peer Universe for the one-, three-, five- and ten-year periods ended December 31, 2015 and March 31, 2016, respectively. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Broadridge Peer Group and the Broadridge Universe and supported the renewal of the Advisory Agreement.

State Street Navigator Securities Lending Prime Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group.  The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest of the Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Fund to SSGA FM and of the Trust’s relationship with SSGA FM’s affiliate, State Street, in its role as the Sub-Administrator, transfer agent (the “Transfer Agent”) and custodian and fund accountant (the “Custodian and Fund Accountant”) for the Trust for the year ended December 31, 2015. The Board had been provided with the following data: (1) the SSGA FM Profitability Reports; (2) a responsive memorandum from State Street dated May 18, 2016 to the Board (the “State Street Memorandum”) to the request letter from Joseph P. Barri, LLC to State Street dated May 5, 2016 (the “State Street request letter”) requesting certain information from the Sub-Administrator, Transfer Agent and Custodian and Fund Accountant to assist the Board in its consideration of whether to renew the Affiliated Agreements  which included, among other information: (i) a description of the State Street personnel and the services rendered by State Street to the Trust and to each of the Operational Portfolios under the Affiliated Agreements; (ii) biographical information, including education, experience and professional affiliations, of each individual who is primarily responsible for providing each of the services under the Affiliated Agreements and a description of the various duties and responsibilities of these individuals, including supervisory responsibilities; (iii) a summary of changes that have occurred with the State Street management team in the last 12-months together with biographical information for new members of the management team; (iv) a description of the quality and quantity of services provided to the Operational Portfolios with information on related charges; (v) a description as to whether the nature, extent and quality of the services provided under the Affiliated Agreements would be at least equal to services provided by unaffiliated third parties offering the same or similar services with a description as to how State Street monitor’s the quality of services provided, and management’s assessment of the quality of services provided; (vi) a description of the adequacy and sophistication of State Street’s technology and systems, and related cyber-security, with respect to each of the services provided under the Affiliated Agreements along with a description of any material improvement or changes in technology or systems during the past year and future enhancements; (vii) information from Broadridge which included information on fees charged by State Street to provide fund sub-administration, custody and fund accounting, and transfer agency services to the Trust and the Operational Portfolios as of December 31, 2015 and March 31, 2016 and fee data obtained from Broadridge for comparative purposes; (viii) a report titled “State Street Profitability Report – 3 Year Comparison” which included a summary by fund of fees for 2015 and Trust level profitability for the last 3 years as well as a comparison of 2015 versus prior year in both dollars and percentage change; and (ix) a description of the major categories of expenses allocated to the Operational Portfolios to compute profitability with a description of how each is allocated; and (3) copies of the Affiliated Agreements.

The Board discussed with representatives of SSGA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division (the “Securities Finance Division”) certain services that are provided to shareholders of the Trust exclusively by the Securities Finance Division and the approximate profit of the Securities Finance Division  primarily attributable to the availability of the Trust’s Operational Portfolios in 2015 as investment vehicles for the collateral of Securities Finance Division customers. Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, administrative, custody and fund accounting, transfer agency, and sub-administrative fees excessive.

State Street Navigator Securities Lending Prime Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. Moreover, the Board noted that SSGA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust.  The Board noted, among other things, that SSGA FM  utilizes no soft -dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided by SSGA FM and State Street at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees
Nicholas Bonn
William L. Boyan
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
George J. Sullivan, Jr.
Bruce D. Taber
Peter Tufano
Douglas T. Williams

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA
02199-3600

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING
MET PORTFOLIO
SEMI-ANNUAL REPORT
June 30, 2016

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending MET Portfolio
Semi-Annual Report
 June 30, 2016 (Unaudited)

Portfolio Statistics	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Other Information	16

State Street Navigator Securities Lending MET Portfolio
Portfolio Statistics
 June 30, 2016 (Unaudited)

Portfolio Composition*	June 30, 2016
Certificates of Deposit	32.2%
Financial Company Commercial Paper	27.3
Other Notes	11.9
Asset Backed Commercial Paper	9.5
Treasury Repurchase Agreements	7.9
Other Commercial Paper	7.3
Government Agency Debt	2.9
Government Agency Repurchase Agreements	1.0
Other Assets in Excess of Liabilities	0.0**
Total	100.0%

Portfolio Composition By Rating*	June 30, 2016
Repurchase Agreements (A-1)	8.8%
A-1	41.0%
A-1+	50.2%
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund's composition will vary over time.
**	Amount shown represents less than 0.05% of net assets.
1

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	ASSET BACKED COMMERCIAL PAPER — 9.5%
P-1, A-1	Antalis SA (a)	0.690%	09/02/2016	09/02/2016	$50,000,000	$49,939,625
P-1, A-1	Atlantic Asset Securitization LLC (a)	0.460%	07/18/2016	07/18/2016	35,000,000	34,992,397
P-1, A-1+	Kells Funding LLC (a)(b)	0.590%	07/01/2016	07/01/2016	55,000,000	55,000,000
P-1, A-1+	Kells Funding LLC (a)	0.590%	08/04/2016	08/04/2016	25,000,000	24,986,070
P-1, A-1+	Kells Funding LLC (a)	0.590%	08/18/2016	08/18/2016	35,000,000	34,972,467
P-1, A-1+	Kells Funding LLC (a)	0.615%	08/29/2016	08/29/2016	75,000,000	74,924,406
P-1, A-1+	Kells Funding LLC (a)	0.625%	09/07/2016	09/07/2016	100,000,000	99,881,944
P-1, A-1+	Kells Funding LLC (a)	0.650%	09/19/2016	09/19/2016	41,000,000	40,940,778
P-1, A-1	Liberty Funding LLC (a)	0.610%	08/25/2016	08/25/2016	60,000,000	59,944,083
P-1, A-1	Liberty Funding LLC (a)	0.660%	09/09/2016	09/09/2016	50,000,000	49,935,833
P-1, A-1	Liberty Funding LLC (b)	0.670%	07/07/2016	07/07/2016	75,000,000	74,991,625
P-1, A-1	Nieuw Amsterdam Receivables Corp. (a)	0.520%	07/21/2016	07/21/2016	50,000,000	49,985,556
TOTAL ASSET BACKED COMMERCIAL PAPER						650,494,784
	CERTIFICATES OF DEPOSIT — 32.2%
P-1, A-1	Bank of Montreal	0.560%	07/05/2016	07/05/2016	40,000,000	40,000,000
P-1, A-1	Bank of Montreal	0.560%	08/09/2016	08/09/2016	50,000,000	50,000,000
P-1, A-1	Bank of Montreal	0.560%	08/11/2016	08/11/2016	75,000,000	75,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.410%	07/06/2016	07/06/2016	50,000,000	50,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.530%	08/09/2016	08/09/2016	50,000,000	50,004,309
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.610%	08/04/2016	08/04/2016	25,000,000	25,000,890
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.620%	07/12/2016	07/12/2016	50,000,000	50,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.680%	09/08/2016	09/08/2016	35,000,000	35,000,000
P-1, A-1	BNP Paribas	0.610%	07/05/2016	07/05/2016	100,000,000	100,000,000
P-1, A-1	BNP Paribas	0.610%	09/06/2016	09/06/2016	75,000,000	75,000,000
P-1, A-1	BNP Paribas	0.620%	09/01/2016	09/01/2016	75,000,000	75,000,000
P-1, A-1	Canadian Imperial Bank of Commerce (c)	0.796%	07/18/2016	08/17/2016	100,000,000	100,000,000
P-1, A-1	Citibank NA	0.580%	07/06/2016	07/06/2016	75,000,000	75,000,000
P-1, A-1	Citibank NA	0.620%	08/25/2016	08/25/2016	100,000,000	100,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.600%	09/01/2016	09/01/2016	50,000,000	50,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.660%	09/02/2016	09/02/2016	25,000,000	25,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.710%	08/01/2016	08/01/2016	50,000,000	50,000,000
P-1, A-1	KBC Bank NV	0.380%	07/06/2016	07/06/2016	125,000,000	125,000,000
P-1, A-1	Lloyds Bank PLC (c)	0.853%	08/03/2016	08/03/2016	40,000,000	40,000,000
P-1, A-1	Norinchukin Bank	0.430%	08/01/2016	08/01/2016	100,000,000	100,000,000
P-1, A-1	Norinchukin Bank	0.440%	07/05/2016	07/05/2016	40,000,000	40,000,000
P-1, A-1	Norinchukin Bank	0.610%	07/07/2016	07/07/2016	33,000,000	33,000,219
P-1, A-1	Norinchukin Bank	0.630%	08/09/2016	08/09/2016	100,000,000	100,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.792%	07/18/2016	09/16/2016	75,000,000	75,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.797%	07/12/2016	09/12/2016	75,000,000	75,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.820%	07/05/2016	10/03/2016	75,000,000	75,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.813%	07/05/2016	07/05/2016	50,000,000	50,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.815%	07/07/2016	07/07/2016	60,000,000	60,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.620%	07/28/2016	07/28/2016	50,000,000	49,999,998
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	07/21/2016	07/21/2016	50,000,000	50,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	09/02/2016	09/02/2016	75,000,000	75,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.380%	07/07/2016	07/07/2016	22,000,000	22,000,018
P-1, A-1+	Svenska Handelsbanken AB	0.560%	08/24/2016	08/24/2016	30,000,000	30,000,225

See accompanying notes to financial statements.
2

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	CERTIFICATES OF DEPOSIT - (continued)
P-1, A-1+	Swedbank AB	0.380%	07/07/2016	07/07/2016	$31,000,000	$31,000,000
P-1, A-1+	Swedbank AB	0.410%	07/05/2016	07/05/2016	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.815%	07/07/2016	09/07/2016	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.819%	07/05/2016	09/02/2016	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT						2,206,005,659
	FINANCIAL COMPANY COMMERCIAL PAPER — 27.3%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)	0.630%	09/01/2016	09/01/2016	45,000,000	44,951,175
P-1, A-1+	Bank Nederlandse Gemeenten (a)	0.400%	07/05/2016	07/05/2016	16,000,000	15,999,289
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	0.620%	08/09/2016	08/09/2016	50,000,000	49,966,417
P-1, A-1+	Caisse des Depots et Consignations (a)	0.375%	07/07/2016	07/07/2016	50,000,000	49,996,875
P-1, A-1+	Caisse des Depots et Consignations (a)	0.410%	07/06/2016	07/06/2016	50,000,000	49,997,153
P-1, A-1+	Caisse des Depots et Consignations (a)(b)	0.600%	07/05/2016	07/05/2016	50,000,000	49,996,667
P-1, A-1+	Caisse des Depots et Consignations (a)	0.690%	09/22/2016	09/22/2016	125,000,000	124,801,146
P-1, A-1+	CPPIB Capital, Inc. (a)	0.400%	08/04/2016	08/04/2016	75,000,000	74,971,667
P-1, A-1+	CPPIB Capital, Inc. (a)	0.400%	08/09/2016	08/09/2016	37,000,000	36,983,967
P-1, A-1+	DBS Bank Ltd. (a)	0.490%	08/15/2016	08/15/2016	25,000,000	24,984,687
P-1, A-1+	DBS Bank Ltd. (a)	0.500%	07/12/2016	07/12/2016	25,000,000	24,996,180
P-1, A-1	DnB Bank ASA (a)(b)	0.670%	07/05/2016	07/05/2016	131,430,000	131,420,216
P-1, A-1+	GE Capital Treasury Services US LLC (a)	0.340%	07/06/2016	07/06/2016	150,000,000	149,992,916
P-1, A-1+	HSBC Bank PLC (a)(b)(c)	0.823%	07/25/2016	07/25/2016	100,000,000	100,000,000
P-1, A-1+	KFW International Finance, Inc. (a)	0.410%	07/08/2016	07/08/2016	47,000,000	46,996,253
P-1, A-1+	National Australia Bank Ltd. (a)	0.360%	07/01/2016	07/01/2016	100,000,000	100,000,000
P-1, A-1+	National Australia Bank Ltd. (a)	0.600%	08/25/2016	08/25/2016	23,000,000	22,978,917
P-1, A-1+	National Australia Bank Ltd. (b)(c)	0.793%	07/05/2016	08/04/2016	50,000,000	50,000,000
P-1, A-1+	Novartis Securities Investment Ltd. (a)	0.400%	08/02/2016	08/02/2016	44,000,000	43,984,356
P-1, A-1+	Novartis Securities Investment Ltd. (a)	0.430%	07/07/2016	07/07/2016	54,500,000	54,496,094
P-1, A-1+	NRW.Bank (a)	0.385%	07/08/2016	07/08/2016	16,000,000	15,998,802
P-1, A-1+	NRW.Bank (a)	0.385%	07/11/2016	07/11/2016	48,000,000	47,994,867
P-1, A-1+	NRW.Bank (a)	0.395%	07/06/2016	07/06/2016	50,000,000	49,997,257
P-1, A-1+	NRW.Bank (a)	0.400%	07/01/2016	07/01/2016	75,000,000	75,000,000
P-1, A-1+	NRW.Bank (a)	0.440%	08/02/2016	08/02/2016	50,000,000	49,980,444
P-1, A-1+	NRW.Bank (a)	0.550%	07/20/2016	07/20/2016	50,000,000	49,985,486
P-1, A-1+	PSP Capital, Inc. (a)	0.510%	07/26/2016	07/26/2016	75,000,000	74,973,437
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.670%	07/05/2016	07/05/2016	29,000,000	28,997,841
P-1, A-1	Societe Generale SA (a)	0.700%	07/01/2016	07/01/2016	47,000,000	47,000,000
P-1, A-1+	Svenska Handelsbanken AB (a)	0.560%	08/24/2016	08/24/2016	50,000,000	49,958,000
P-1, A-1+	Swedbank AB (a)	0.585%	08/26/2016	08/26/2016	49,000,000	48,955,410
P-1, A-1+	Swedbank AB (a)	0.675%	07/06/2016	07/06/2016	36,000,000	35,996,625
P-1, A-1+	Swedbank AB (a)	0.675%	07/08/2016	07/08/2016	44,000,000	43,994,225
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,866,346,369
	GOVERNMENT AGENCY DEBT — 2.9%
P-1, A-1+	Federal Home Loan Bank (d)	0.280%	07/06/2016	07/06/2016	50,000,000	49,998,090
P-1, A-1+	Federal Home Loan Bank (d)	0.295%	07/08/2016	07/08/2016	51,000,000	50,997,124
P-1, A-1+	Federal Home Loan Bank (d)	0.357%	07/22/2016	07/22/2016	45,000,000	44,990,813

See accompanying notes to financial statements.
3

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
P-1, A-1+	Federal Home Loan Bank (d)	0.367%	07/20/2016	07/20/2016	$52,000,000	$51,990,120
TOTAL GOVERNMENT AGENCY DEBT						197,976,147
	OTHER COMMERCIAL PAPER — 7.3%
P-1, A-1+	Apple, Inc. (a)	0.390%	07/06/2016	07/06/2016	125,000,000	124,993,229
P-1, A-1+	General Electric Co.	0.350%	07/01/2016	07/01/2016	50,000,000	50,000,000
P-1, A-1+	Microsoft Corp. (a)	0.410%	07/28/2016	07/28/2016	47,000,000	46,985,548
P-1, A-1+	Microsoft Corp. (a)	0.410%	08/11/2016	08/11/2016	125,000,000	124,941,632
P-1, A-1	PepsiCo, Inc.	0.420%	07/21/2016	07/21/2016	80,000,000	79,981,333
P-1, A-1+	Province of Quebec Canada (a)	0.390%	07/21/2016	07/21/2016	75,000,000	74,983,750
TOTAL OTHER COMMERCIAL PAPER						501,885,492
	OTHER NOTES — 11.9%
P-1, A-1	Bank of America NA	0.660%	07/07/2016	07/07/2016	20,000,000	20,000,231
P-1, A-1	Bank of America NA (c)	0.792%	07/15/2016	08/15/2016	50,000,000	50,000,000
P-1, A-1	Bank of America NA (c)	0.810%	07/18/2016	08/30/2016	35,000,000	35,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.310%	07/01/2016	07/01/2016	56,021,000	56,021,000
P-1, A-1	JPMorgan Chase Bank NA (c)	0.760%	08/05/2016	08/05/2016	75,000,000	75,000,000
P-1, A-1	Lloyds Bank PLC	0.300%	07/01/2016	07/01/2016	275,000,000	275,000,000
P-1, A-1+	Nordea Bank AB	0.280%	07/01/2016	07/01/2016	167,000,000	167,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.747%	07/07/2016	08/08/2016	40,000,000	40,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.698%	07/20/2016	08/19/2016	59,000,000	59,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.778%	08/09/2016	08/09/2016	40,000,000	40,000,000
TOTAL OTHER NOTES						817,021,231
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 1.0%
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by various U.S. Government Agencies, 2.000% - 6.000% due 05/01/2028 - 06/01/2046 valued at $66,300,000); expected proceeds $65,000,758	0.420%	07/01/2016	07/01/2016	65,000,000	65,000,000
	TREASURY REPURCHASE AGREEMENTS — 7.9%
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Notes, 1.125% - 2.500% due 03/31/2020 - 05/15/2024 valued at $147,901,687); expected proceeds $145,001,611	0.400%	07/01/2016	07/01/2016	145,000,000	145,000,000

See accompanying notes to financial statements.
4

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 2.000% due 01/15/2026 - 02/15/2045 and a U.S. Treasury Note, 1.625 due 07/31/2020 valued at $153,000,087); expected proceeds $150,001,625	0.390%	07/01/2016	07/01/2016	$150,000,000	$150,000,000
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 07/21/2016 and U.S. Treasury Notes, 0.625% - 2.125% due 06/30/2018 - 06/30/2021 valued at $17,340,035); expected proceeds $17,000,227	0.480%	07/01/2016	07/01/2016	17,000,000	17,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2016 (collateralized by U.S. Treasury Notes, 1.250% - 2.125% due 02/29/2020 - 08/15/2021 valued at $127,500,038); expected proceeds $125,009,236	0.380%	07/01/2016	07/01/2016	125,000,000	125,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Note, 1.000% due 12/15/2017 valued at $24,480,096); expected proceeds $24,000,280	0.420%	07/01/2016	07/01/2016	24,000,000	24,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028 and U.S. Treasury Notes, 1.250% - 1.875% due 11/30/2018 - 10/31/2022 valued at $77,976,967); expected proceeds $76,448,849	0.400%	07/01/2016	07/01/2016	76,448,000	76,448,000
TOTAL TREASURY REPURCHASE AGREEMENTS						537,448,000
TOTAL INVESTMENTS — 100.0%(e)(f)						6,842,177,682
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(g)						1,627,932
NET ASSETS —100.0%						$6,843,805,614

Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.

See accompanying notes to financial statements.
5

State Street Navigator Securities Lending MET Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

(b)	Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $490,406,349 or 7.2% of net assets as of June 30, 2016.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2016.
(d)	Rate represents annualized yield at date of purchase.
(e)	The values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Financial Statements).
(f)	Also represents the cost for federal tax purposes.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
6

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value and cost (Note 2)	$6,239,729,682
Repurchase agreements, at amortized cost	602,448,000
Total Investments	6,842,177,682
Cash	27
Interest receivable (Note 2)	1,937,364
Prepaid expenses and other assets	70,702
TOTAL ASSETS	6,844,185,775

LIABILITIES
Advisory fee payable (Note 4)	107,685
Custodian fees payable (Note 4)	23,551
Administration fees payable (Note 4)	73,633
Transfer agent fees payable (Note 4)	15,485
Distribution payable	94,538
Professional fees payable	55,332
Accrued expenses and other liabilities	9,937
TOTAL LIABILITIES	380,161
NET ASSETS	$6,843,805,614

NET ASSETS CONSIST OF:
Paid-in Capital	$6,843,723,712
Accumulated net realized gain (loss) on investments	81,902
NET ASSETS	$6,843,805,614

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	6,843,723,712

See accompanying notes to financial statements.
7

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest income	$20,464,296
EXPENSES
Advisory Fee (Note 4)	664,996
Administration fees (Note 4)	284,998
Custodian fees (Note 4)	132,999
Trustees' fees and expenses (Note 5)	70,889
Transfer agent fees (Note 4)	57,000
Professional fees	87,195
Insurance expense	(13,737)
Miscellaneous expenses	7,188
TOTAL EXPENSES	1,291,528
NET INVESTMENT INCOME (LOSS)	19,172,768

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	1,794
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$19,174,562

See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,172,768	$16,462,839
Net realized gain (loss)	1,794	80,108
Net increase (decrease) in net assets resulting from operations	19,174,562	16,542,947

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,172,768)	(16,462,839)
Net realized gains	–	(27,118)
Total distributions to shareholders	(19,172,768)	(16,489,957)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	35,780,597,483	69,466,204,671
Cost of shares redeemed	(36,132,027,073)	(70,848,594,197)
Net increase (decrease) in net assets from
beneficial interest transactions	(351,429,590)	(1,382,389,526)
Net increase (decrease) in net assets during the period	(351,427,796)	(1,382,336,536)

Net assets at beginning of period	7,195,233,410	8,577,569,946
NET ASSETS AT END OF PERIOD	$6,843,805,614	$7,195,233,410

See accompanying notes to financial statements.
9

STATE STREET NAVIGATOR SECURITIES LENDING MET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15		Year Ended 12/31/14		For the Period 1/14/13 * -12/31/13
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0025		0.0021		0.0016		0.0017
Net realized gain (loss)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Total from investment operations	0.0025		0.0021		0.0016		0.0017
Distributions to shareholders from:
Net investment income	(0.0025)		(0.0021)		(0.0016)		(0.0017)
Net realized gains	–		(0.0000	)(a)	(0.0000	)(a)	–
Total distributions	(0.0025)		(0.0021)		(0.0016)		(0.0017)
Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000
Total return(b)	0.25%		0.21%		0.16%		0.17%
Ratios and Supplemental Data:
Net assets, end of period (in millions)	$6,843		$7,195		$8,578		$8,791
Ratios to average net assets:
Expenses	0.03	%(c)	0.03%		0.03%		0.03	%(c)
Net investment income (loss)	0.50	%(c)	0.20%		0.16%		0.18	%(c)

*	Commencement of operations.
(a)	Amount is less than $0.00005 per share.
(b)
Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.

(c)	Annualized.

See accompanying notes to financial statements.
10

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements
June 30, 2016 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on June 15, 1995.

As of June 30, 2016, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street Navigator Securities Lending MET Portfolio (the “Fund”) is authorized to issue an unlimited number of shares at with $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Shares of the Fund are only offered to, and may only be held by, the Met Investors Series Trust, Metropolitan Series Fund, and Metropolitan Life Insurance Company and their respective series, portfolios or sub-accounts. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
11

State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements – (continued)
June 30, 2016 (Unaudited)

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended June 30, 2016.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
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State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements – (continued)
June 30, 2016 (Unaudited)

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Fund had invested in repurchase agreements with the gross values of $602,448,000 and associated collateral equal to $602,462,586.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as sub-administrator, respectively. Pursuant to the Administration Agreement between the Trust, on behalf of the Funds, and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

Custody and Fund Accounting Fee

Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Other Transactions with Affiliates

At June 30, 2016, one (1) mutual fund complex owned over 5% of the Fund’s outstanding shares, amounting to 100.00% of total shares.

5. Trustees' Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements – (continued)
June 30, 2016 (Unaudited)

6. Income Tax Information

The Fund has qualified and intends to continue to qualify for as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's financial statements related disclosure.
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State Street Navigator Securities Lending MET Portfolio
Notes to Financial Statements – (continued)
June 30, 2016 (Unaudited)

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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State Street Navigator Securities Lending MET Portfolio
Other Information
June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

• Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

• Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending MET Portfolio	0.03%	$1,002.50	$0.15	$1,024.70	$0.15

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
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State Street Navigator Securities Lending MET Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on July 26, 2016 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal : To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
Michael Jessee	18,752,286,290.509	21,180,029.881
George J. Sullivan Jr.	18,752,286,290.509	21,180,029.881
Peter Tufano	18,752,286,290.509	21,180,029.881
Michael F. Holland	18,752,286,290.509	21,180,029.881
Patrick J. Riley	18,752,286,290.509	21,180,029.881
William L. Boyan	18,752,286,290.509	21,180,029.881
William L. Marshall	18,752,286,290.509	21,180,029.881
Richard D. Shirk	18,752,286,290.509	21,180,029.881
Rina K. Spence	18,773,466,320.390	-
Bruce D. Taber	18,752,286,290.509	21,180,029.881
Douglas T. Williams	18,752,286,290.509	21,180,029.881
Nicholas Bonn	18,752,286,290.509	21,180,029.881
James E. Ross	18,752,286,290.509	21,180,029.881

Proxy Voting Policies and Procedures and Records

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC.
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State Street Navigator Securities Lending MET Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending MET Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”). Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the trustees who are not “interested persons” of the Trust or SSGA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at an in-person meeting held on June 1, 2016 (the “Meeting”). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent legal counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Trust to SSGA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated May 12, 2016 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser dated May 18, 2016 (the “Adviser’s memorandum”) to the request letter from Joseph P. Barri, LLC to the Adviser dated May 4, 2016 (the “Adviser request letter”) requesting certain information from the Adviser and SSGA FM as the trust’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Prime Portfolio and the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (together with the Fund, the “Operational Portfolios” and individually, an “Operational Portfolio”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Operational Portfolios and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Operational Portfolio and a description of the Adviser’s investment decision making process for each Operational Portfolio; (iii) a description of the Adviser’s processes for confirming that, it is obtaining the most favorable execution of portfolio transactions for the Operational Portfolios; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Operational Portfolios invest and a description of the functioning and effectiveness of SSGA’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and recent SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at Net Asset Value (before taxes) for each Operational Portfolio as of December 31, 2015 and March 31, 2016, respectively, for the one, three, five and ten year periods, as applicable, and since inception to date, with comparable accounts total returns at NAV (before taxes) information; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2015; (viii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Operational Portfolios with an explanation of the methodology used in allocating expenses attributable to managing each Operational Portfolio and a description of 2015 refinements or modifications made to that methodology to leverage certain of SSGA FM’s management reporting practices (the “SSGA Expense Allocation and Profitability Report”) and utilize SSGA’s new Cost Accounting & Profitability System (“CAPS” – formerly known as “LTCAPs”); (ix) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2015; (x) a summary of the Adviser’s profitability for each Operational Portfolio for the year ended December 31, 2015; (xi) individual reports on SSGA FM’s profitability for providing investment advisory services to each Operational Portfolio for the year ended December 31, 2015; (xii) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2015; (xiii) a summary of Administrator profitability by Operational Portfolio by gross profit for the year ended December 31, 2015; (xiv) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2015 (collectively, with items viii, ix, x, xi, xii and xiii, the “SSGA FM Profitability Reports”); (xv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended (xvi) an overall description of the services rendered to the Operational Portfolios by the Adviser as Administrator, an assessment of the quality of the services to be provided by the Adviser as Administrator, including its oversight of State Street, as the sub-administrator of the Trust (the “Sub-Administrator”), and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge, Inc. (“Broadridge”), comparing the Fund’s performance as of December 31, 2015 and March 31, 2016, respectively, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and of similar asset size; and (3) a copies of the Advisory Agreement and the Administration Agreement. The Board selected Broadridge (the successor to Lipper) for these services as it had in previous years and received and discussed the results with Broadridge personnel. In order to assure Broadridge’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Broadridge personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement, except that Broadridge personnel requested and received from SSGA FM personnel certain financial data, not otherwise available in filings with the SEC because shares of the Fund are privately placed.
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State Street Navigator Securities Lending MET Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large Operational Portfolios and as of June 30, 2016, four non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board received a certification from the Fund’s Chief Compliance Officer, dated as of the date of the Meeting, as to the continuing existence of the Trust under law, its registration under the 1940 Act, its compliance with applicable laws and regulations, its qualification under Sub-Chapter M of the Internal Revenue Code for relevant periods, and certain other matters. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $385 billion in assets under management as of December 31, 2015. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares all of its senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.
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State Street Navigator Securities Lending MET Portfolio
Other Information – (continued)
 June 30, 2016 (Unaudited)

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and thirteen other institutional money market funds with assets ranging from approximately $3.5 billion to approximately $13.2 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all institutional money market funds (excluding outliers), regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and determined that the Fund had consistently outperformed both the average and median of the Broadridge Peer Group and the Broadridge Universe for the one-year and since the inception periods ended December 31, 2015 and for the one-year, three-year and since the inception periods ended March 31, 2016, respectively. The Board noted that the Fund ranked first overall in performance against its Broadridge Peer Group for the one-year and since inception periods ended December 31, 2015 and first in performance against its Broadridge Peer Group for the one-year, three-year and since inception periods ended March 31, 2016, respectively. The Board further noted that the Fund ranked in the first quintile against its Broadridge Peer Group and Broadridge Peer Universe for the one-year and since inception periods ended December 31, 2015 and in the first quintile against its Broadridge Peer Group and Broadridge Peer Universe for the one-year, three-year and since inception periods ended March 31, 2016, respectively. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Broadridge Peer Group and the Broadridge Universe and supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest of the Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Fund to SSGA FM and of the Trust’s relationship with SSGA FM’s affiliate, State Street, in its role as the Sub-Administrator, transfer agent (the “Transfer Agent”) and custodian and fund accountant (the “Custodian and Fund Accountant”) for the Trust for the year ended December 31, 2015. The Board had been provided with the following data: (1) the SSGA FM Profitability Reports; (2) a responsive memorandum from State Street dated May 18, 2016 to the Board (the “State Street Memorandum”) to the request letter from Joseph P. Barri, LLC to State Street dated May 5, 2016 (the “State Street request letter”) requesting certain information from the Sub-Administrator, Transfer Agent and Custodian and Fund Accountant to assist the Board in its consideration of whether to renew the Affiliated Agreements which included, among other information: (i) a description of the State Street personnel and the services rendered by State Street to the Trust and to each of the Operational Portfolios under the Affiliated Agreements; (ii) biographical information, including education, experience and professional affiliations, of each individual who is primarily responsible for providing each of the services under the Affiliated Agreements and a description of the various duties and responsibilities of these individuals, including supervisory responsibilities; (iii) a summary of changes that have occurred with the State Street management team in the last 12-months together with biographical information for new members of the management team; (iv) a description of the quality and quantity of services provided to the Operational Portfolios with information on related charges; (v) a description as to whether the nature, extent and quality of the services provided under the Affiliated Agreements would be at least equal to services provided by unaffiliated third parties offering the same or similar services with a description as to how State Street monitor’s the quality of services provided, and management’s assessment of the quality of services provided; (vi) a description of the adequacy and sophistication of State Street’s technology and systems, and related cyber-security, with respect to each of the services provided under the Affiliated Agreements along with a description of any material improvement or changes in technology or systems during the past year and future enhancements; (vii) information from Broadridge which included information on fees charged by State Street to provide fund sub-administration, custody and fund accounting, and transfer agency services to the Trust and the Operational Portfolios as of December 31, 2015 and March 31, 2016 and fee data obtained from Broadridge for comparative purposes; (viii) a report titled “State Street Profitability Report– 3 Year Comparison” which included a summary by fund of fees for 2015 and Trust level profitability for the last 3 years as well as a comparison of 2015 versus prior year in both dollars and percentage change; and (ix) a description of the major categories of expenses allocated to the Operational Portfolios to compute profitability with a description of how each is allocated; and (3) copies of the Affiliated Agreements.
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State Street Navigator Securities Lending MET Portfolio
Other Information – (continued)
 June 30, 2016 (Unaudited)

The Board discussed with representatives of SSGA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division (the “Securities Finance Division”) certain services that are provided to shareholders of the Trust exclusively by the Securities Finance Division and the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s Operational Portfolios in 2015 as investment vehicles for the collateral of Securities Finance Division customers. Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, administrative, custody and fund accounting, transfer agency, and sub-administrative fees excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. Moreover, the Board noted that SSGA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided by SSGA FM and State Street at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.
21

Trustees
Nicholas Bonn
William L. Boyan
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
George J. Sullivan, Jr.
Bruce D. Taber
Peter Tufano
Douglas T. Williams

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA
02199-3600

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR
SECURITIES LENDING
TIAA-CREF SHORT TERM
LENDING PORTFOLIO
SEMI-ANNUAL REPORT
June 30, 2016

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Semi-Annual Report
 June 30, 2016 (Unaudited)

Portfolio Statistics	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information	14

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
 Portfolio Statistics (Unaudited)

Portfolio Composition by Investment Type*	June 30, 2016
Financial Company Commercial Paper	38.1%
Certificates of Deposit	26.6
Asset Backed Commercial Paper	10.7
Other Commercial Paper	5.7
Treasury Debt	5.5
Government Agency Repurchase Agreements	4.5
Other Notes	3.9
Treasury Repurchase Agreements	2.8
Government Agency Debt	2.2
Other Assets in Excess of Liabilities	0.0**
Total	100.0%

Portfolio Composition By Rating*	June 30, 2016
Repurchase Agreements (A-1)	7.4%
A-1	40.1%
A-1+	52.5%
Total	100.0%

*	As a percentage of net assets as of the date indicated. The Fund's composition will vary over time.
**	Amount shown represents less than 0.05% of net assets.

1

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	ASSET BACKED COMMERCIAL PAPER — 10.7%
P-1, A-1	Antalis SA (a)	0.690%	09/02/2016	09/02/2016	$49,560,000	$49,500,156
P-1, A-1+	Kells Funding LLC (a)(b)	0.590%	07/01/2016	07/01/2016	35,000,000	35,000,000
P-1, A-1+	Kells Funding LLC (a)	0.590%	08/19/2016	08/19/2016	25,000,000	24,979,924
P-1, A-1+	Kells Funding LLC (a)	0.615%	08/29/2016	08/29/2016	25,000,000	24,974,802
P-1, A-1	Liberty Funding LLC (a)	0.580%	07/25/2016	07/25/2016	25,000,000	24,990,334
P-1, A-1	Liberty Street Funding Corp. (a)	0.450%	07/27/2016	07/27/2016	50,000,000	49,983,750
P-1, A-1	Nieuw Amsterdam Receivables Corp. (a)	0.640%	09/07/2016	09/07/2016	38,000,000	37,954,062
P-1, A-1	Versailles Commercial Paper LLC (a)	0.700%	08/01/2016	08/01/2016	45,000,000	44,972,875
TOTAL ASSET BACKED COMMERCIAL PAPER						292,355,903
	CERTIFICATES OF DEPOSIT — 26.6%
P-1, A-1	Bank of Montreal	0.560%	07/05/2016	07/05/2016	14,000,000	14,000,000
P-1, A-1	Bank of Montreal	0.560%	08/09/2016	08/09/2016	10,000,000	10,000,000
P-1, A-1	Bank of Montreal	0.560%	08/11/2016	08/11/2016	35,000,000	35,000,000
P-1, A-1	Bank of Montreal	0.570%	07/20/2016	07/20/2016	30,000,000	30,000,000
P-1, A-1	Bank of Montreal (c)	0.797%	07/08/2016	07/08/2016	9,000,000	9,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.410%	07/06/2016	07/06/2016	25,000,000	25,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.630%	07/25/2016	07/25/2016	15,000,000	15,000,000
P-1, A-1	Bank of Tokyo-Mitsubishi UFJ Ltd.	0.720%	09/06/2016	09/06/2016	25,000,000	25,000,000
P-1, A-1	BNP Paribas	0.600%	09/06/2016	09/06/2016	30,000,000	30,000,000
P-1, A-1	Citibank NA	0.610%	08/03/2016	08/03/2016	20,000,000	20,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.620%	09/06/2016	09/06/2016	25,000,000	25,000,000
P-1, A-1	Credit Agricole Corporate & Investment Bank	0.660%	09/02/2016	09/02/2016	50,000,000	50,000,000
P-1, A-1	Credit Agricole Corporate and In	0.720%	08/19/2016	08/19/2016	25,000,000	25,000,000
P-1, A-1	ING Bank NV	0.730%	07/01/2016	07/01/2016	75,000,000	75,000,000
P-1, A-1	KBC Bank NV	0.380%	07/06/2016	07/06/2016	75,000,000	75,000,000
P-1, A-1	Norinchukin Bank	0.620%	08/02/2016	08/02/2016	35,000,000	35,000,000
P-1, A-1	Norinchukin Bank	0.640%	08/12/2016	08/12/2016	30,000,000	30,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.640%	08/23/2016	08/23/2016	25,000,000	25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	07/21/2016	07/21/2016	25,000,000	25,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.700%	08/15/2016	08/15/2016	25,000,000	25,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.550%	07/28/2016	07/28/2016	45,000,000	45,000,168
P-1, A-1+	Svenska Handelsbanken AB	0.650%	07/01/2016	07/01/2016	50,000,000	50,000,000
P-1, A-1+	Wells Fargo Bank NA (c)	0.697%	07/01/2016	07/01/2016	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT						723,000,168
	FINANCIAL COMPANY COMMERCIAL PAPER — 38.1%
P-1, A-1+	Australia & New Zealand Banking (a)	0.550%	07/25/2016	07/25/2016	30,000,000	29,989,000
P-1, A-1+	Australia & New Zealand Banking (a)	0.550%	08/11/2016	08/11/2016	15,000,000	14,990,604
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)	0.550%	08/08/2016	08/08/2016	25,000,000	24,985,486
P-1, A-1+	Caisse des Depots et Consignations (a)	0.640%	08/17/2016	08/17/2016	35,000,000	34,970,756
P-1, A-1+	Caisse des Depots et Consignations (a)	0.640%	09/09/2016	09/09/2016	30,000,000	29,962,667
P-1, A-1+	Caisse des Depots et Consignations (a)	0.690%	09/22/2016	09/22/2016	25,000,000	24,960,229
P-1, A-1+	CPPIB Capital, Inc. (a)	0.400%	08/09/2016	08/09/2016	50,000,000	49,978,333
P-1, A-1+	DBS Bank Ltd. (a)	0.510%	07/05/2016	07/05/2016	25,000,000	24,998,583
P-1, A-1+	DBS Bank Ltd. (a)	0.600%	08/25/2016	08/25/2016	35,000,000	34,967,917
P-1, A-1	DnB Bank ASA (a)	0.630%	08/26/2016	08/26/2016	35,000,000	34,965,700
P-1, A-1	DnB Bank ASA (a)(b)	0.670%	07/05/2016	07/05/2016	40,000,000	39,997,022
P-1, A-1	DnB Bank ASA (a)(b)	0.685%	07/20/2016	07/20/2016	15,000,000	14,994,577
P-1, A-1+	Erste Abwicklungsanstalt (a)(b)	0.635%	07/13/2016	07/13/2016	40,000,000	39,991,533

See accompanying notes to financial statements.
2

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
P-1, A-1+	GE Capital Treasury Services US LLC (a)	0.340%	07/06/2016	07/06/2016	$75,000,000	$74,996,458
P-1, A-1+	HSBC Bank PLC (b)(c)	0.818%	07/04/2016	08/04/2016	25,000,000	25,003,474
P-1, A-1+	HSBC Bank PLC (b)(c)	0.823%	07/25/2016	07/25/2016	50,000,000	50,000,000
P-1, A-1+	National Australia Bank Ltd. (a)	0.360%	07/01/2016	07/01/2016	25,000,000	25,000,000
P-1, A-1+	National Australia Bank Ltd. (a)	0.600%	08/25/2016	08/25/2016	8,500,000	8,492,208
P-1, A-1+	Nederlandse Waterschapsbank NV (a)	0.565%	08/08/2016	08/08/2016	35,000,000	34,979,127
P-1, A-1+	Nederlandse Waterschapsbank NV (a)	0.570%	09/08/2016	09/08/2016	25,000,000	24,972,688
P-1, A-1+	Novartis Finance Corp. (a)	0.400%	08/02/2016	08/02/2016	45,000,000	44,984,000
P-1, A-1+	Novartis Finance Corp. (a)	0.430%	07/06/2016	07/06/2016	25,000,000	24,998,507
P-1, A-1+	NRW.Bank (a)	0.385%	07/08/2016	07/08/2016	6,000,000	5,999,551
P-1, A-1+	NRW.Bank (a)	0.385%	07/11/2016	07/11/2016	6,000,000	5,999,358
P-1, A-1+	NRW.Bank (a)	0.400%	07/01/2016	07/01/2016	50,000,000	50,000,000
P-1, A-1+	NRW.Bank (a)	0.400%	07/15/2016	07/15/2016	50,000,000	49,992,222
P-1, A-1+	PSP Capital, Inc. (a)	0.510%	07/26/2016	07/26/2016	25,000,000	24,991,146
P-1, A-1	Skandinaviska Enskilda Banken AB (a)(b)	0.665%	07/15/2016	07/15/2016	50,000,000	49,987,070
P-1, A-1	Societe Generale SA (a)	0.670%	08/01/2016	08/01/2016	32,000,000	31,981,538
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)	0.650%	08/04/2016	08/04/2016	20,000,000	19,987,722
P-1, A-1+	Swedbank AB (a)	0.585%	08/26/2016	08/26/2016	21,000,000	20,980,890
P-1, A-1+	Swedbank AB (a)	0.675%	07/08/2016	07/08/2016	40,000,000	39,994,750
P-1, A-1+	Westpac Banking Corp (b)(c)	0.673%	07/05/2016	07/05/2016	25,000,000	25,000,257
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						1,038,093,373
	GOVERNMENT AGENCY DEBT — 2.2%
P-1, A-1+	Federal Home Loan Bank (d)	0.357%	07/22/2016	07/22/2016	17,000,000	16,996,529
P-1, A-1+	Federal Home Loan Bank (d)	0.367%	07/20/2016	07/20/2016	20,000,000	19,996,200
P-1, A-1+	Federal National Mortgage Assoc. (d)	0.200%	07/01/2016	07/01/2016	23,000,000	23,000,000
TOTAL GOVERNMENT AGENCY DEBT						59,992,729
	OTHER COMMERCIAL PAPER — 5.7%
P-1, A-1+	Apple, Inc. (a)	0.390%	07/06/2016	07/06/2016	25,000,000	24,998,646
P-1, A-1+	Microsoft Corp. (a)	0.410%	08/11/2016	08/11/2016	75,000,000	74,964,979
P-1, A-1+	Nestle Capital Corp. (a)(b)	0.590%	07/06/2016	07/06/2016	25,000,000	24,997,951
P-1, A-1+	Province of Quebec (a)	0.390%	07/21/2016	07/21/2016	30,000,000	29,993,500
TOTAL OTHER COMMERCIAL PAPER						154,955,076
	OTHER NOTES — 3.9%
P-1, A-1	Bank of America NA (c)	0.627%	07/01/2016	07/01/2016	26,000,000	26,000,000
P-1, A-1	Lloyds Bank PLC (c)	0.300%	06/30/2016	07/01/2016	63,983,000	63,983,000
P-1, A-1+	National Australia Bank Ltd. (c)	1.188%	07/25/2016	07/25/2016	16,365,000	16,371,298
TOTAL OTHER NOTES						106,354,298
	TREASURY DEBT — 5.5%
P-1, A-1+	U.S. Treasury Bill (d)	0.190%	07/07/2016	07/07/2016	14,000,000	13,999,557
P-1, A-1+	U.S. Treasury Bill (d)	0.228%	08/04/2016	08/04/2016	15,000,000	14,996,812
P-1, A-1+	U.S. Treasury Bill (d)	0.230%	08/11/2016	08/11/2016	10,000,000	9,997,301
P-1, A-1+	U.S. Treasury Bill (d)	0.238%	07/14/2016	07/14/2016	25,000,000	24,997,886
P-1, A-1+	U.S. Treasury Bill (d)	0.250%	07/21/2016	07/21/2016	10,000,000	9,998,611
P-1, A-1+	U.S. Treasury Bill (d)	0.250%	07/28/2016	07/28/2016	15,000,000	14,997,197
P-1, A-1+	U.S. Treasury Bill (d)	0.260%	09/29/2016	09/29/2016	15,000,000	14,990,250
P-1, A-1+	U.S. Treasury Bill (d)	0.270%	09/15/2016	09/15/2016	9,000,000	8,994,870
P-1, A-1+	U.S. Treasury Bill (d)	0.285%	09/08/2016	09/08/2016	15,000,000	14,991,806

See accompanying notes to financial statements.
3

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Bill (d)	0.340%	09/01/2016	09/01/2016	$11,000,000	$10,993,559
P-1, A-1+	U.S. Treasury Bill (d)	0.350%	08/25/2016	08/25/2016	10,000,000	9,994,653
TOTAL TREASURY DEBT						148,952,502
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 4.5%
NR, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Various U.S. Government Agencies, 3.000% - 4.000% due 03/01/2042 - 05/01/2046, valued at $91,800,000); expected proceeds $90,001,100	0.440%	07/01/2016	07/01/2016	90,000,000	90,000,000
NR, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by Various U.S. Government Agencies, 1.750% - 4.000% due 02/20/2040 - 03/20/2042 valued at $33,660,000); expected proceeds $33,000,367	0.400%	07/01/2016	07/01/2016	33,000,000	33,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						123,000,000
	TREASURY REPURCHASE AGREEMENTS — 2.8%
NR, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 07/21/2016, and U.S. Treasury Notes, 0.625% - 3.625% due 06/30/2018 - 02/15/2021 valued at $56,100,094); expected proceeds $55,000,733	0.480%	07/01/2016	07/01/2016	55,000,000	55,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2016 (collateralized by a U. S. Treasury Note, 1.875% due 11/30/2021, valued at $22,440,002); expected proceeds $22,000,269	0.440%	06/30/2016	07/01/2016	22,000,000	22,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						77,000,000
TOTAL INVESTMENTS — 100.0%(e)(f)						2,723,704,049
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(g)						802,875
NET ASSETS — 100.0%						$2,724,506,924

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	For Commercial Paper categories, rate shown is the discount rate at time of purchase.
(b)	Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $304,971,884 or 11.2% of net assets as of June 30, 2016.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2016.
(d)	Rate represents annualized yield at date of purchase.

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments – (continued)
 June 30, 2016 (Unaudited)

(e)	The values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Financial Statements).
(f)	Also represents the cost for federal tax purposes.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
5

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

ASSETS
Investments in securities, at value and cost (Note 2)	$2,523,704,049
Repurchase agreements, at amortized cost	200,000,000
Total Investments	2,723,704,049
Cash	328
Interest receivable (Note 2)	922,822
Prepaid expenses and other assets	21,493
TOTAL ASSETS	2,724,648,692

LIABILITIES
Advisory fee payable (Note 4)	41,497
Custodian fees payable (Note 4)	3,987
Administration fees payable (Note 4)	19,275
Transfer agent fees payable (Note 4)	5,920
Distribution payable	36,739
Professional fees payable	28,760
Accrued expenses and other liabilities	5,590
TOTAL LIABILITIES	141,768
NET ASSETS	$2,724,506,924

NET ASSETS CONSIST OF:
Paid-in Capital	$2,724,502,416
Accumulated net realized gain (loss) on investments	4,508
NET ASSETS	$2,724,506,924

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00
Shares outstanding ($0.001 par value)	2,724,502,416

See accompanying notes to financial statements.
6

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest income	$7,325,882
EXPENSES
Advisory fee (Note 4)	257,102
Administration fees (Note 4)	110,187
Custodian fees (Note 4)	51,420
Trustees’ fees and expenses (Note 5)	52,515
Transfer agent fees (Note 4)	22,037
Professional fees	67,816
Insurance expense	14,305
Miscellaneous expenses	3,206
TOTAL EXPENSES	578,588
NET INVESTMENT INCOME (LOSS)	6,747,294

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions	508
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,747,802

See accompanying notes to financial statements.
7

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,747,294	$5,032,453
Net realized gain (loss)	508	4,000
Net increase (decrease) in net assets resulting from operations	6,747,802	5,036,453

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,747,294)	(5,032,453)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	11,511,904,417	22,768,214,360
Cost of shares redeemed	(11,741,106,695)	(22,511,241,426)
Net increase (decrease) in net assets from beneficial interest transactions	(229,202,278)	256,972,934
Net increase (decrease) in net assets during the period	(229,201,770)	256,976,934

Net assets at beginning of period	2,953,708,694	2,696,731,760
NET ASSETS AT END OF PERIOD	$2,724,506,924	$2,953,708,694

See accompanying notes to financial statements.
8

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/16 (Unaudited)		Year Ended 12/31/15	Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12	Period from 8/25/11*- 12/31/11
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0023		0.0016	0.0009		0.0004		0.0001	0.0002
Net realized gain (loss)	0.0004		0.0000 (a)	0.0000	(a)	—		—	—
Total from investment operations	0.0027		0.0016	0.0009		0.0004		0.0001	0.0002
Distributions to shareholders from:
Net investment income	(0.0027)		(0.0016)	(0.0009)		(0.0004)		(0.0001)	(0.0002)
Net realized gains	—		—	(0.0000	)(a)	—		—	—
Total distributions	(0.0027)		(0.0016)	(0.0009)		(0.0004)		(0.0001)	(0.0002)
Net asset value, end of period	$1.0000		$1.0000	$1.0000		$1.0000		$1.0000	$1.0000
Total return(b)	0.27%		0.16%	0.09%		0.05%		0.14%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in millions)	$2,725		$2,954	$2,697		$2,708		$1,830	$1,350
Ratios to average net assets:
Total expenses	0.04	%(c)	0.04%	0.04%		0.04%		0.04%	0.04	%(c)
Net expenses	0.04	%(c)	0.04%	0.04%		0.03	%(d)	0.04%	0.04	%(c)
Net investment income (loss)	0.46	%(c)	0.16%	0.09%		0.04%		0.14%	0.05	%(c)

*	Commencement of operations.
(a)	Amount is less than $0.00005 per share.
(b)	Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period. Amounts for periods less than one year have not been annualized.
(c)	Annualized.
(d)	If the Adviser had not waived a portion of its advisory fee, the ratio of net expenses to average net assets would have been higher.

See accompanying notes to financial statements.
9

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements
June 30, 2016 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company that was organized as a Massachusetts business trust on June 15, 1995.

As of June 30, 2016, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street Navigator Securities Lending TIAA CREF Short Term Lending Portfolio (the “Fund”) is authorized to issue an unlimited number of shares at with $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Shares of the Fund are only offered to, and may only be held by, the College Retirement Equities Fund, the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1 and their respective series, portfolios or sub-accounts. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. These inputs are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The Fund values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements
June 30, 2016 (Unaudited)

The three levels of the fair value hierarchy are as follows:

• Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities;

• Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended June 30, 2016.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premium and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2016, the Fund had invested in repurchase agreements with the gross values of $200,000,000 and associated collateral equal to $204,000,096.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street serves as sub-administrator, respectively. Pursuant to the Administration Agreement between the Trust, on behalf of the Funds, and SSGA FM, each Fund pays an annual administration fee equal to 0.0075% of the Fund’s average daily net assets. SSGA FM and State Street each receive a portion of the administration fee.

Custody and Fund Accounting Fee

Under the terms of the Custody and Fund Accounting Agreement, the Fund pays an annual fee to State Street equal to 0.0035% of the Fund’s average daily net assets.

Transfer Agent Fee

Under the terms of the Transfer Agency Agreement, the Fund pays an annual fee to State Street equal to 0.0015% of the Fund's average daily net assets.

Other Transactions with Affiliates

At June 30, 2016, two (2) mutual fund complexes each owned over 5% of the Fund’s outstanding shares, amounting to 100.00% of total shares. A redemption by one or more of the Fund’s shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund’s future liquidity and investment operations.

5. Trustees' Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify for as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Notes to Financial Statements (continued)
June 30, 2016 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

7. Risks

Concentration Risk

As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund's exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Rule Issuance

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds. The amendments require that, following a two-year implementation timeframe, institutional prime and institutional tax exempt money market funds adopt a floating net asset value effective in October 2016. The rule changes also allow for certain liquidity-based redemption fees and gates, and include enhanced requirements for disclosure and stress testing. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's financial statements related disclosure.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information
June 30, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2016 to June 30, 2016.

The table below illustrates your Fund’s cost in two ways:

• Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

• Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio	0.04%	$1,002.70	$0.20	$1,024.66	$0.20

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.

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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

Shareholder Meeting Results

Rule 30e-1 under the Investment Company Act of 1940, as amended, requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Shareholders were asked to participate in a special meeting of shareholders on July 26, 2016 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal : To elect the following as Trustees of the Trust:

Proposed Trustee	Shares For	Shares Withheld
Michael Jessee	18,752,286,290.509	21,180,029.881
George J. Sullivan Jr.	18,752,286,290.509	21,180,029.881
Peter Tufano	18,752,286,290.509	21,180,029.881
Michael F. Holland	18,752,286,290.509	21,180,029.881
Patrick J. Riley	18,752,286,290.509	21,180,029.881
William L. Boyan	18,752,286,290.509	21,180,029.881
William L. Marshall	18,752,286,290.509	21,180,029.881
Richard D. Shirk	18,752,286,290.509	21,180,029.881
Rina K. Spence	18,773,466,320.390	-
Bruce D. Taber	18,752,286,290.509	21,180,029.881
Douglas T. Williams	18,752,286,290.509	21,180,029.881
Nicholas Bonn	18,752,286,290.509	21,180,029.881
James E. Ross	18,752,286,290.509	21,180,029.881

Proxy Voting Policies and Procedures and Records

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll free).

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Fund’s monthly Form N-MFP filings are available (1) on the SEC’s website at www.sec.gov, or (2) at SEC's Public Reference Room in Washington, DC.

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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

General Background

SSGA Funds Management, Inc. (“SSGA FM”) serves as the investment adviser (the “Adviser”) to the State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The Board of Trustees (the “Board”) is legally required to review and re-approve the Advisory Agreement once a year, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”). Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the trustees who are not “interested persons” of the Trust or SSGA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at an in-person meeting held on June 1, 2016 (the “Meeting”). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent legal counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Trust to SSGA FM, the Board had considered (a) the requirements of the Trust for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from the law firm of Sullivan & Worcester LLP dated May 12, 2016 detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser dated May 18, 2016 (the “Adviser’s memorandum”) to the request letter from Joseph P. Barri, LLC to the Adviser dated May 4, 2016 (the “Adviser request letter”) requesting certain information from the Adviser and SSGA FM as the trust’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund and the State Street Navigator Securities Lending Prime Portfolio and the State Street Navigator Securities Lending MET Portfolio (together with the Fund, the “Operational Portfolios” and individually, an “Operational Portfolio”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Operational Portfolios and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Operational Portfolio and a description of the Adviser’s investment decision making process for each Operational Portfolio; (iii)a description of the Adviser’s processes for confirming that, it is obtaining the most favorable execution of portfolio transactions for the Operational Portfolios; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Operational Portfolios invest and a description of the functioning and effectiveness of SSGA’s valuation policies and procedures in light of U.S. Securities and Exchange Commission (“SEC”) staff guidance in this area and recent SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at Net Asset Value (before taxes) for each Operational Portfolio as of December 31, 2015 and March 31, 2016, respectively, for the one, three, five and ten year periods, as applicable, and since inception to date, with comparable accounts total returns at NAV (before taxes) information; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2015; (viii) a report of SSGA FM’s expense allocation and profitability related to providing investment advisory services to the Operational Portfolios with an explanation of the methodology used in allocating expenses attributable to managing each Operational Portfolio and a description of 2015 refinements or modifications made to that methodology to leverage certain of SSGA FM’s management reporting practices (the “SSGA Expense Allocation and Profitability Report”) and utilize SSGA’s new Cost Accounting & Profitability System (“CAPS” – formerly known as “LTCAPs”); (ix) a profitability report from SSGA FM detailing the Adviser’s profitability for providing investment advisory services to the Trust for the year ended December 31, 2015; (x) a summary of the Adviser’s profitability for each Operational Portfolio for the year ended December 31, 2015; (xi) individual reports on SSGA FM’s profitability for providing investment advisory services to each Operational Portfolio for the year ended December 31, 2015; (xii) the Administrator’s profitability for providing administrative services to the Trust for the year ended December 31, 2015; (xiii) a summary of Administrator profitability by Operational Portfolio by gross profit for the year ended December 31, 2015; (xiv) a combined profitability report by functional category detailing the profitability of SSGA FM and State Street for fees paid by the Trust for the year ended December 31, 2015 (collectively, with items viii, ix, x, xi, xii and xiii, the “SSGA FM Profitability Reports”); (xv) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xvi) an overall description of the services rendered to the Operational Portfolios by the Adviser as Administrator, an assessment of the quality of the services to be provided by the Adviser as Administrator, including its oversight of State Street, as the sub-administrator of the Trust (the “Sub-Administrator”), and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; (xvii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge, Inc. (“Broadridge”), comparing the Fund’s performance as of December 31, 2015 and March 31, 2016, respectively, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and of similar asset size; and (3) copies of the Advisory Agreement and the Administration Agreement. The Board selected Broadridge (the successor to Lipper) for these services as it had in previous years and received and discussed the results with Broadridge personnel. In order to assure Broadridge’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board, Broadridge personnel were proscribed from communicating with SSGA FM personnel regarding the subject matter of the engagement except that Broadridge personnel requested and received from SSGA FM personnel certain financial data, not otherwise available in filings with the SEC because shares of the Fund are privately placed.

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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of three very large Operational Portfolios and as of June 30, 2016, four non-operational portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board received a certification from the Fund’s Chief Compliance Officer, dated as of the date of the Meeting, as to the continuing existence of the Trust under law, its registration under the 1940 Act, its compliance with applicable laws and regulations, its qualification under Sub-Chapter M of the Internal Revenue Code for relevant periods, and certain other matters. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $385 billion in assets under management as of December 31, 2015. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares all of its senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

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State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and ten other institutional money market funds with assets ranging from approximately $1.6 billion to approximately $3.6 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all institutional money market funds (excluding outliers), regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and determined that the Fund had consistently outperformed both the average and median of the Broadridge Peer Group and the Broadridge Universe for the one-year, three-year and since inception periods ended December 31, 2015 and March 31, 2016, respectively. The Board noted that the Fund ranked second, third and fourth in performance for the one-year, three-year and since inception periods ended December 31, 2015, respectively, against its Broadridge Peer Group and first, second and third in performance for the one-year, three-year and since inception periods ended March 31, 2016, respectively, against its Broadridge Peer Group. The Board further noted that the Fund ranked in the first quintile against its Broadridge Peer Group and Broadridge Peer Universe for the one- and three-year periods ended December 31, 2015 and March 31, 2016, respectively. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Broadridge Peer Group and the Broadridge Universe and supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were the lowest or close to the lowest of the Broadridge Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Fund to SSGA FM and of the Trust’s relationship with SSGA FM’s affiliate, State Street, in its role as the Sub-Administrator, transfer agent (the “Transfer Agent”) and custodian and fund accountant (the “Custodian and Fund Accountant”) for the Trust for the year ended December 31, 2015. The Board had been provided with the following data: (1) the SSGA FM Profitability Reports; (2) a responsive memorandum from State Street dated May 18, 2016 to the Board (the “State Street Memorandum”) to the request letter from Joseph P. Barri, LLC to State Street dated May 5, 2016 (the “State Street request letter”) requesting certain information from the Sub-Administrator, Transfer Agent and Custodian and Fund Accountant to assist the Board in its consideration of whether to renew the Affiliated Agreements which included, among other information: (i) a description of the State Street personnel and the services rendered by State Street to the Trust and to each of the Operational Portfolios under the Affiliated Agreements; (ii) biographical information, including education, experience and professional affiliations, of each individual who is primarily responsible for providing each of the services under the Affiliated Agreements and a description of the various duties and responsibilities of these individuals, including supervisory responsibilities; (iii) a summary of changes that have occurred with the State Street management team in the last 12-months together with biographical information for new members of the management team; (iv) a description of the quality and quantity of services provided to the Operational Portfolios with information on related charges; (v) a description as to whether the nature, extent and quality of the services provided under the Affiliated Agreements would be at least equal to services provided by unaffiliated third parties offering the same or similar services with a description as to how State Street monitor’s the quality of services provided, and management’s assessment of the quality of services provided; (vi) a description of the adequacy and sophistication of State Street’s technology and systems, and related cyber-security, with respect to each of the services provided under the Affiliated Agreements along with a description of any material improvement or changes in technology or systems during the past year and future enhancements; (vii) information from Broadridge which included information on fees charged by State Street to provide fund sub-administration, custody and fund accounting, and transfer agency services to the Trust and the Operational Portfolios as of December 31, 2015 and March 31, 2016 and fee data obtained from Broadridge for comparative purposes; (viii) a report titled “State Street Profitability Report – 3 Year Comparison” which included a summary by fund of fees for 2015 and Trust level profitability for the last 3 years as well as a comparison of 2015 versus prior year in both dollars and percentage change; and (ix) a description of the major categories of expenses allocated to the Operational Portfolios to compute profitability with a description of how each is allocated; and (3) copies of the Affiliated Agreements.

19

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

The Board discussed with representatives of SSGA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. In addition, the Board discussed with a senior executive from State Street’s Securities Finance Division (the “Securities Finance Division”) certain services that are provided to shareholders of the Trust exclusively by the Securities Finance Division and the approximate profit of the Securities Finance Division primarily attributable to the availability of the Trust’s Operational Portfolios in 2015 as investment vehicles for the collateral of Securities Finance Division customers. Concluding that these methodologies were reasonable, and after extensive discussion and analysis, the Board determined that, to the extent the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory, administrative, custody and fund accounting, transfer agency, and sub-administrative fees excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. Moreover, the Board noted that SSGA FM had not requested any increase in its fees when the net assets of the Fund had declined from over $60 billion to less than $10 billion in 2008, notwithstanding any diseconomies of scale resulting from that precipitous decline in assets under management. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.
20

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Other Information – (continued)
June 30, 2016 (Unaudited)

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM utilizes no soft-dollar arrangements in connection with the Fund’s brokerage transactions to obtain third-party (non-proprietary research) services. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided by SSGA FM and State Street at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

21

Trustees
Nicholas Bonn
William L. Boyan
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
George J. Sullivan, Jr.
Bruce D. Taber
Peter Tufano
Douglas T. Williams

Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Sub-Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA
02199-3600

State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2.  Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the Registrant.

Item 6.  Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this Filing.

Item 11.  Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this  Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)    Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b)        Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 2, 2016

By:	/s/ Chad Hallett
Chad Hallett
Treasurer

Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date:	September 2, 2016

By:	/s/ Chad Hallett
Chad Hallett
Treasurer
(Principal Financial Officer)

Date:	September 2, 2016